Fair Value of Financial Instruments - Schedule of Derivative Liabilities at Fair Value (Details) - Warrant Liability [Member] - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Beginning balance	$ 1,802,000	$ 4,000
Issuances		9,867,000
Settlement of warrant liabilities	(226,000)	(13,550,000)
Adjustments to estimated fair value	277,000	5,481,000
Ending balance	$ 1,853,000	$ 1,802,000